RETIREMENT BENEFITS - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in accumulated other comprehensive income (loss)
Change in deferred taxes, net		$ 30	$ 24	$ 660
Change, net of tax	[1]	(48)	43	(1,170)
Pension Plans and Postretirement Benefit Plans
Change in accumulated other comprehensive income (loss)
Beginning-of-period balance, net of tax		(5,116)	(5,159)	(3,989)
Actuarial assumptions changes and plan experience		(854)	898	(3,404)
Net asset gain (loss) due to difference between actual and expected returns		400	(1,457)	833
Net amortizations		232	236	202
Prior service (cost) credit		28	(6)	13
Curtailment/settlement gain		17	57	67
Foreign exchange impact and other		99	291	459
Change in deferred taxes, net		30	24	660
Change, net of tax		(48)	43	(1,170)
End-of-period balance, net of tax		$ (5,164)	$ (5,116)	$ (5,159)

[1]	Reflects adjustments based on the actuarial valuations of Citi’s pension and postretirement plans, including changes in the mortality assumptions at December 31, 2014, and amortization of amounts previously recognized in Accumulated other comprehensive income (loss). See Note 8 to the Consolidated Financial Statements.